SHARE-BASED COMPENSATION (Fair Value Assumptions) (Details) - Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price		$ 3.01	$ 3.04
Expected volatility, minimum	44.00%	50.00%	40.00%
Expected volatility, maximum	62.00%	60.00%	60.00%
Risk-free rate, minimum	1.29%	1.45%	0.75%
Risk-free rate, maximum	2.28%	1.72%	(2.25%)
Anticipated rate of dividends	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 3
Expected term	4 years	5 years	5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 5.12
Expected term	10 years	6 years	10 years
May 15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price			$ 3.04
Exercise price			$ 4.96
Expected volatility, minimum			55.00%
Expected volatility, maximum			62.00%
Risk-free rate, minimum			1.47%
Risk-free rate, maximum			1.79%
Anticipated rate of dividends			0.00%
May 15 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			5 years
May 15 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			6 years 6 months
June 6 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price			$ 3.04
Exercise price			$ 4.96
Expected volatility, minimum			40.00%
Expected volatility, maximum			60.00%
Risk-free rate, minimum			0.75%
Risk-free rate, maximum			2.25%
Anticipated rate of dividends			0.00%
June 6 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			5 years
June 6 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term			10 years
October 14 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price		$ 3.01
Exercise price		$ 0.2
Expected volatility, minimum		50.00%
Expected volatility, maximum		60.00%
Risk-free rate, minimum		1.45%
Risk-free rate, maximum		1.72%
Anticipated rate of dividends		0.00%
October 14 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		5 years
October 14 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		6 years
February 18 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 5.06
Exercise price	$ 7.50
Expected volatility	55.00%
Expected term	4 years
Risk-free rate	1.36%
Anticipated rate of dividends	0.00%
February 24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 5.12
Exercise price	$ 6
Expected volatility	56.00%
Expected term	4 years
Risk-free rate	1.29%
Anticipated rate of dividends	0.00%
February 24 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 5.12
Exercise price	$ 5.06
Expected volatility, minimum	55.00%
Expected volatility, maximum	62.00%
Risk-free rate, minimum	1.47%
Risk-free rate, maximum	1.79%
Anticipated rate of dividends	0.00%
February 24 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years
February 24 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 6 months
March 15 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 5.08
Exercise price	$ 5.08
Expected volatility, minimum	55.00%
Expected volatility, maximum	61.00%
Risk-free rate, minimum	1.59%
Risk-free rate, maximum	1.92%
Anticipated rate of dividends	0.00%
March 15 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years
March 15 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 6 months
May 19 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 4.22
Exercise price	$ 4.57
Expected volatility, minimum	44.00%
Expected volatility, maximum	60.00%
Risk-free rate, minimum	1.62%
Risk-free rate, maximum	2.03%
Anticipated rate of dividends	0.00%
May 19 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 6 months
May 19 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	7 years
June 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 4.18
Exercise price	$ 5.06
Expected volatility, minimum	56.00%
Expected volatility, maximum	61.00%
Risk-free rate, minimum	1.50%
Risk-free rate, maximum	2.20%
Anticipated rate of dividends	0.00%
June 1 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years
June 1 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 6 months
June 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 4.35
Exercise price	$ 4.35
Expected volatility, minimum	56.00%
Expected volatility, maximum	61.00%
Risk-free rate, minimum	1.50%
Risk-free rate, maximum	2.20%
Anticipated rate of dividends	0.00%
June 3 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years
June 3 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years
August 13 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 3.44
Exercise price	$ 3.68
Expected volatility, minimum	55.00%
Expected volatility, maximum	60.00%
Risk-free rate, minimum	1.58%
Risk-free rate, maximum	1.94%
Anticipated rate of dividends	0.00%
August 13 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 6 months
August 13 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	7 years
August 13 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 3.44
Exercise price	$ 3.68
Expected volatility, minimum	55.00%
Expected volatility, maximum	60.00%
Risk-free rate, minimum	1.58%
Risk-free rate, maximum	1.94%
Anticipated rate of dividends	0.00%
August 13 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 6 months
August 13 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	7 years
October 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price	$ 3.00
Exercise price	$ 2.79
Expected volatility, minimum	57.00%
Expected volatility, maximum	61.00%
Risk-free rate, minimum	1.75%
Risk-free rate, maximum	2.28%
Anticipated rate of dividends	0.00%
October 20 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years
October 20 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years